Shareholder Report, Line Graph (Details) DFAU_Emerging Markets Portfolio II_Institutional_TSR Annual {Institutional} - USD ($)												12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name												Emerging Markets Portfolio II – Institutional
Accumulated Value	$ 22,446	$ 17,566	$ 14,233	$ 12,587	$ 17,002	$ 13,937	$ 13,603	$ 12,239	$ 13,912	$ 11,126	$ 10,000
MSCI Emerging Markets Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI Emerging Markets Index (net div.)
Accumulated Value	$ 20,971	$ 16,394	$ 13,083	$ 11,807	$ 17,119	$ 14,636	$ 13,521	$ 12,088	$ 13,817	$ 10,927	$ 10,000